American Century Capital Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

[american century investments logo and text logo ®]

EQUITY INCOME FUND * EQUITY INDEX FUND * LARGE COMPANY VALUE FUND
MID CAP VALUE FUND * NT LARGE COMPANY VALUE FUND * NT MID CAP VALUE FUND
REAL ESTATE FUND * SMALL CAP VALUE FUND * VALUE FUND

Supplement  dated April 14, 2008 * Statement  of  Additional  Information  dated
September 26, 2007

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED ENTRY FOR REAL ESTATE ON PAGE
52 OF THE SAI.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
------------------------------------------------------------------------------
                                  REGISTERED     OTHER POOLED
                                  INVESTMENT     INVESTMENT      OTHER
                                  COMPANIES      VEHICLES        ACCOUNTS(1)
------------------------------------------------------------------------------
Real Estate
------------------------------------------------------------------------------
Kay Herr   Number of Other        2              8               6
           Accounts Managed
           -------------------------------------------------------------------
           Assets in Other
           Accounts Managed
           ($mm)                  $179.5         $625.5          $352.9
------------------------------------------------------------------------------

(1)  ONE OF THE FOUR OTHER ACCOUNTS, TOTALING $238.3 MM IN ASSETS, HAS AN
     ADVISORY FEE THAT IS BASED ON THE PERFORMANCE OF THE ACCOUNT.

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES ENTRY FOR REAL ESTATE ON PAGE
53 OF THE SAI.

As of March 31, 2007, the portfolio manager beneficially owned no shares of the fund.

American Century Investment Services, Inc., Distributor
©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-60373 0804